Schedule of Investments
August 31, 2025 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.27%

Beverages - 1.07%
The Coca-Cola Co.	8,700	600,213

Biological Products (No Diagnostic Substances) - 5.24%
Amgen, Inc.	5,120	1,473,075
Gilead Sciences, Inc.	12,900	1,457,313

		2,930,388

Crude Petroleum & Natural Gas - 4.62%
Shell plc ADR	35,000	2,585,800

Drug Manufacturers - Specialty & Generic - 1.96%
Johnson & Johnson	6,200	1,098,454

Footwear (No Rubber) - 0.62%
Steven Madden Ltd.	12,000	348,480

Leather & Leather Products- 3.49%
Tapestry, Inc.	19,200	1,954,944

Metal Mining - 2.49%
BHP Group Ltd. ADR (2)	16,500	920,205
Rio Tinto Group plc ADR	7,500	470,400

		1,390,605

Motor Vehicle Parts & Accessories - 1.66%
Gentex Corp.	33,120	927,691

National Commercial Banks - 3.80%
Bank of America Corp.	41,870	2,124,484

Petroleum Refining - 2.67%
Valero Energy Corp.	9,830	1,494,258

Pharmaceutical Preparations - 11.31%
Bristol Myers Squibb Co.	26,340	1,242,721
GSK plc ADR	34,164	1,355,286
Novartis AG ADR (2)	18,100	2,290,555
Prestige Consumer Healthcare, Inc. (2)	21,166	1,440,135

		6,328,697

Retail-Apparel and Accessory Stores - 1.07%
Torrid Holdings, Inc. (2)	274,249	597,863

Retail-Catalog & Mail-Order Houses - 1.78%
Amazon.com, Inc. (2)	4,340	993,860

Retail-Family Clothing Stores - 1.24%
Ross Stores, Inc.	4,700	691,652

Retail-Grocery Stores - 2.39%
The Kroger Co.	14,940	1,336,448

Savings Institutions, Not Federally Chartered - 0.52%
Southern Missouri Bancorp, Inc.	5,034	289,631

Security Brokers, Dealers & Flotation Companies - 2.56%
The Charles Schwab Corp.	14,940	1,431,850

State Commercial Banks - 0.38%
Old Second Bancorp, Inc.	11,400	210,444

Services-Business Services - 3.85%
eBay, Inc.	15,140	1,371,835
Maplebear, Inc. (2)	14,000	607,180
Paysafe Ltd. (United Kingdom) (2)	12,500	176,375

		2,155,390

Services-Computer Programming, Data Processing, Etc. - 8.14%
Alphabet, Inc. Class A	21,400	4,556,274

Services-Medical Laboratories - 2.05%
Quest Diagnostics, Inc. (2)	6,300	1,144,332

Services - Prepackaged Software - 3.44%
Adobe, Inc. (2)	2,200	784,740
Check Point Software Technologies Ltd. (Israel) (2)	5,900	1,139,526

		1,924,266

State Commercial Banks - 6.52%
Bank of New York Mellon Corp. (2)	34,530	3,646,368

Transportation Services - 2.94%
Booking Holdings, Inc.	294	1,646,121

Wholesale-Drugs Proprietaries & Druggists' Sundries - 9.18%
Cencora, Inc.	7,490	2,184,159
McKesson Corp.	4,300	2,952,552

		5,136,711

Wholesale-Electronic Parts & Equipment, NEC - 1.41%
Ituran Location & Control Ltd.	23,414	789,520

Wholesale-Groceries, General Line - 0.87%
United Natural Foods, Inc. (2)	17,300	489,244

Total Common Stock	(Cost $ 25,829,061)	48,823,988

Money Market Fund - 12.52%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.92% (3)	7,003,555	7,003,555

Total Money Market Fund	(Cost $ 7,003,555)	7,003,555

Total Investments - 99.79%	(Cost $ 40,119,637)	55,827,543

Other Assets Less Liabilities - 0.21%		117,094

Total Net Assets - 100.00%		55,944,637

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 29, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$55,827,543	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$55,827,543	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2025.
ADR - American Depositary Receipt
PLC- Public Limited Company
AG - Aktiengesellschaft, a German term for a public limited company.